Label	Element	Value
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ® Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund to reduce Fund losses by the amount of the Buffer and to provide returns up to the Cap, as described in its investment objective, are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2023 through September 30, 2024. The Fund’s current Cap is set at 18.90%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Buffer is expected to start every Outcome Period at 10%. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 18.90%, which after Fund expenses is 18.07% for Series I shares and 17.77% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The
Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C202, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2024, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Series I	Period Ended	Returns
Best Quarter	March 31, 2023	13.62%
Worst Quarter	June 30, 2022	-15.54%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ-100 Index® (Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Buffered Loss Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Capped Return Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Cap Level Change Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Outcome Period Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | OCC/Clearing Member Default Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Flex Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Non-Indexing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Non-Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | NASDAQ-100 Index® (Price Only)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	53.81%	[1],[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[1],[2]
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	44.64%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%	[1]
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Series I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.98%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	826
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,916
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	826
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,916
Annual Return 2022	rr_AnnualReturn2022	(21.04%)
Annual Return 2023	rr_AnnualReturn2023	34.30%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021
Invesco(R) V.I. Nasdaq 100 Buffer Fund - September | Series II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.98%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,185
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	956
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,185
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021

[1]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ-100 Index® (Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
[2]	The NASDAQ-100 Index® (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	Other Expenses have been restated to reflect current fees.
[4]
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and
Expenses and certain items discussed below) of Series I and Series II shares to 0.70% and
0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.